UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    January 24, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      91

Form 13F Information Table Entry Total:       $170,639,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2737    49100 SH       SOLE                             49100
Adobe Systems Inc              COM              00724f101     1371    44150 SH       SOLE                             44150
Albertson's Inc                COM              013104104      834    26500 SH       SOLE                             26500
Amer Home Prod                 COM              026609107      616    10041 SH       SOLE                             10041
Amgen Inc                      COM              031162100      362     6410 SH       SOLE                              6410
Applera Corp App Biosys - frml COM              038020103      262     6670 SH       SOLE                              6670
Assoc Banc-Corp                COM              045487105     2218    62856 SH       SOLE                             62856
Avery Dennison                 COM              053611109      775    13701 SH       SOLE                             13701
BP PLC - frmly BP Amoco PLC    COM              055622104     6212   133558 SH       SOLE                            133558
Bank One Corp                  COM              059438101      753    19288 SH       SOLE                             19288
Baxter Intl Inc                COM              071813109      456     8500 SH       SOLE                              8500
BellSouth Corp                 COM              079860102      586    15355 SH       SOLE                             15355
Bemis Company                  COM              081437105     1451    29500 SH       SOLE                             29500
Bristol Myers Squibb           COM              110122108     6757   132500 SH       SOLE                            132500
CVS Corp                       COM              585745102     1905    64356 SH       SOLE                             64356
CenterPoint Properties         COM              151895109      264     5300 SH       SOLE                              5300
ChevronTexaco Corp             COM              166764100     1078    12032 SH       SOLE                             12032
Cisco Systems                  COM              17275R102     1964   108450 SH       SOLE                            108450
Citigroup Inc                  COM              172967101     2438    48295 SH       SOLE                             48295
Computer Sciences              COM              205363104      649    13250 SH       SOLE                             13250
Consolidated Energy            COM              20854p109      637    25650 SH       SOLE                             25650
Dominion Resources             COM              25746u109      960    15975 SH       SOLE                             15975
Duke Realty Corp / frmly. Duke COM              264411505     1989    81750 SH       SOLE                             81750
E M C Corp Mass                COM              268648102      804    59850 SH       SOLE                             59850
El Paso Corporation            COM              28336L109     2539    56905 SH       SOLE                             56905
Emerson Elec                   COM              291011104     2217    38820 SH       SOLE                             38820
Ericsson LM cl B               COM              294821400      168    32100 SH       SOLE                             32100
Ethan Allen                    COM              297602104     3159    75951 SH       SOLE                             75951
Exxon Mobil Corp               COM              30231g102     6309   160523 SH       SOLE                            160523
FedEx Corp                     COM              31428x106      353     6800 SH       SOLE                              6800
First American Bankshares      COM                             605     1600 SH       SOLE                              1600
First Industrial Realty Trust  COM              32054k103      815    26200 SH       SOLE                             26200
Furniture Brands Int'l Inc.    COM              360921100      307     9600 SH       SOLE                              9600
Gannett Inc                    COM              364730101     2454    36500 SH       SOLE                             36500
General Electric               COM              369604103     7030   175402 SH       SOLE                            175402
General Mills                  COM              370334104     2445    47015 SH       SOLE                             47015
Genuine Parts                  COM              372460105      907    24727 SH       SOLE                             24727
Grainger W W                   COM              384802104      403     8400 SH       SOLE                              8400
Health Care Realty Tr.         COM              421946104     3728   133134 SH       SOLE                            133134
Heinz H.J. Co                  COM              423074103      427    10385 SH       SOLE                             10385
Hewlett Packard                COM              428236103      719    35000 SH       SOLE                             35000
Home Depot                     COM              437076102      644    12628 SH       SOLE                             12628
Hon Industries                 COM              438092108     3030   109600 SH       SOLE                            109600
Hospitality Properties         COM              44106m102     3934   133363 SH       SOLE                            133363
IBM Corp                       COM              459200101     3217    26593 SH       SOLE                             26593
Illinois Tool Works            COM              452308109     1767    26100 SH       SOLE                             26100
Intel Corp                     COM              458140100     3972   126304 SH       SOLE                            126304
Johnson Controls               COM              478366107     3077    38106 SH       SOLE                             38106
Johnson&Johnson                COM              478160104     5226    88429 SH       SOLE                             88429
Kimberly Clark                 COM              494368103     4340    72575 SH       SOLE                             72575
Kohls Corp                     COM              500255104      391     5550 SH       SOLE                              5550
LSI Logic Corp                 COM              502161102      178    11300 SH       SOLE                             11300
Liberty Property               COM              531172104     3522   118000 SH       SOLE                            118000
Manpower Inc                   COM              56418H100      448    13300 SH       SOLE                             13300
Marshall & Ilsley              COM              571834100     3931    62115 SH       SOLE                             62115
Masco Corp                     COM              574599106     1652    67435 SH       SOLE                             67435
McDonald's Corp                COM              580135101      609    23022 SH       SOLE                             23022
McGraw-Hill                    COM              580645109      433     7100 SH       SOLE                              7100
Merck & Co                     COM              589331107     8140   138435 SH       SOLE                            138435
Microsoft Corp                 COM              594918104     2386    36009 SH       SOLE                             36009
Modine Mfg Co                  COM              607828100      383    16400 SH       SOLE                             16400
Nokia Corp Spons ADR           COM              654902204      928    37850 SH       SOLE                             37850
Northern States Financial Corp COM              665751103      201     9250 SH       SOLE                              9250
Officemax Inc                  COM              67622m108      827   183800 SH       SOLE                            183800
Oracle Corp                    COM              68389x105      690    49980 SH       SOLE                             49980
Pepsico, Inc.                  COM              713448108     4124    84700 SH       SOLE                             84700
Pfizer Inc                     COM              717081103     2997    75213 SH       SOLE                             75213
Phillips Petroleum Co          COM              718507106     2121    35195 SH       SOLE                             35195
Procter & Gamble               COM              742718109     1631    20613 SH       SOLE                             20613
Royal Dutch Petro              COM              780257705     2490    50800 SH       SOLE                             50800
SBC Commun Inc.                COM              78387G103     2119    54091 SH       SOLE                             54091
Schlumberger                   COM              806857108     2787    50722 SH       SOLE                             50722
Sprint Corp                    COM              852061100      253    12600 SH       SOLE                             12600
Suncor Energy Inc              COM              867229106     1382    41950 SH       SOLE                             41950
Sysco Corp                     COM              871829107     3099   118175 SH       SOLE                            118175
TECO Energy Inc                COM              872375100     3043   115950 SH       SOLE                            115950
Texas Instruments              COM              882508104      954    34070 SH       SOLE                             34070
Transocean Sedco Forex         COM              g90078109      242     7166 SH       SOLE                              7166
Tribune Co                     COM              896047107     3462    92490 SH       SOLE                             92490
U.S. Bancorp                   COM              902973304     1494    71375 SH       SOLE                             71375
United Parcel SVC Inc          COM              911312106      569    10440 SH       SOLE                             10440
Unocal Corp                    COM              915289102      292     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM              92343v104     1260    26548 SH       SOLE                             26548
Vodafone Group PLC             COM              g93882101      401    15630 SH       SOLE                             15630
WPS Resources                  COM              92931B106     1206    33000 SH       SOLE                             33000
Wal Mart Stores                COM              931142103     1650    28670 SH       SOLE                             28670
Walgreen Co                    COM              931422109     2347    69740 SH       SOLE                             69740
Wallace Computer               COM              932270101      627    33000 SH       SOLE                             33000
Wells Fargo                    COM              949740104     1366    31425 SH       SOLE                             31425
WorldCom Inc GA New            COM              98157d106      190    13525 SH       SOLE                             13525
Xcel Energy Inc                COM              98389b100     1942    69990 SH       SOLE                             69990